Shareholders' equity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Capital reserve	R$ 384,311	R$ 408,602
Special Reserve of goodwill	353,604	353,604
Long-term incentive plan	R$ 30,707	R$ 54,998